Document and Entity Information	Aug. 22, 2019
Cover [Abstract]
Entity Registrant Name	EXTREME NETWORKS INC
Amendment Flag	false
Entity Central Index Key	0001078271
Document Type	8-K
Document Period End Date	Aug. 22, 2019
Entity Incorporation State Country Code	DE
Entity File Number	000-25711
Entity Tax Identification Number	77-0430270
Entity Address, Address Line One	6480 Via Del Oro
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95119
City Area Code	(408)
Local Phone Number	579-2800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	EXTR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false